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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05769
Invesco Van Kampen High Income Trust II
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Van Kampen High Income Trust II
Quarterly Schedule of Portfolio Holdings
November 30, 2011

VK-CE-HINC2-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments (a)
November 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—123.72%
Aerospace & Defense—2.40%
BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	$220,000	$235,400
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	295,000	318,600
Huntington Ingalls Industries Inc.,
Sr. Unsec. Gtd. Notes, 6.88%, 03/15/18(b)	65,000	63,375
7.13%, 03/15/21(b)	110,000	108,075
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	140,000	143,850
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	440,000	469,700

		1,339,000

Airlines—4.20%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)(c)	505,000	376,225
American Airlines Pass Through Trust-Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	79,472	63,578
Continental Airlines Pass Through Trust,
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	588,068	580,717
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	100,587	103,070
Delta Air Lines Pass Through Trust,
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16 (b)	85,000	78,200
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	100,000	92,000
Delta Air Lines, Inc.,
Sec. Notes, 12.25%, 03/15/15(b)	85,000	91,800
Sr. Sec. Notes, 9.50%, 09/15/14(b)	428,000	442,980
UAL Pass Through Trust,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	96,088	93,625
Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	209,199	219,659
US Airways Pass Through Trust-Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	224,790	200,625

		2,342,479

Alternative Carriers—1.74%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	250,000	256,875
Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	245,000	256,025
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	190,000	193,800
9.38%, 04/01/19	125,000	127,812
Sr. Unsec. Gtd. Notes, 8.13%, 07/01/19(b)	140,000	134,400

		968,912

Aluminum—1.08%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	605,000	605,378

Apparel Retail—1.73%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	275,000	288,750
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	315,000	298,856
J Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	285,000	262,200
Limited Brands Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	110,000	114,675

		964,481

Apparel, Accessories & Luxury Goods—3.48%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	220,000	217,800
Jones Group/Appreal Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	585,000	525,037
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	770,000	768,075
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	460,000	428,950

		1,939,862

Auto Parts & Equipment—1.46%
Allison Transmission Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	330,000	315,150
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Auto Parts & Equipment—(continued)
Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	$295,000	$293,525
Tenneco Inc.,
Sr. Gtd. Global Notes, 6.88%, 12/15/20	95,000	95,713
Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	110,000	112,750

		817,138

Automobile Manufacturers—0.96%
Chrysler Group LLC/Chrysler Group Co. Inc., Sr. Sec. Gtd. Notes, 8.00%, 06/15/19(b)	200,000	171,500
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	305,000	358,375
Motors Liquidation Co., Sr. Unsec. Global Notes, 8.38%, 07/15/49(c)(d)	795,000	6,600

		536,475

Biotechnology—0.28%
Grifols Inc., Sr. Sec. Gtd. Notes, 8.25%, 02/01/18(b)	70,000	72,450
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	80,000	82,000

		154,450

Broadcasting—0.84%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	155,000	149,188
Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes 9.00%, 03/01/21	385,000	319,550

		468,738

Building Products—8.19%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	205,000	136,325
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	490,000	414,050
Building Materials Corp. of America,
Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	170,000	181,050
Sr. Unsec. Notes, 6.75%, 05/01/21(b)	120,000	120,900
6.88%, 08/15/18(b)	675,000	698,625
Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	345,000	341,550
Nortek Inc.,
Sr. Gtd. Notes, 8.50%, 04/15/21(b)	805,000	652,050
Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	195,000	179,400
Ply Gem Industries Inc.,
Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	370,000	320,975
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	145,000	139,200
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	540,000	544,050
USG Corp.,
Sr. Unsec. Gtd. Notes, 8.38%, 10/15/18(b)	30,000	26,700
9.75%, 08/01/14(b)	670,000	671,675
Sr. Unsec. Notes, 9.75%, 01/15/18	175,000	144,375

		4,570,925

Cable & Satellite—1.28%
EH Holding Corp.,
Sr. Sec. Gtd. Notes, 6.50%, 06/15/19(b)	120,000	117,900
Sr. Unsec. Gtd. Notes, 7.63%, 06/15/21(b)	70,000	68,600
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	525,000	527,625

		714,125

Casinos & Gaming—6.54%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	345,000	348,450
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.13%, 12/01/18	35,000	32,550
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes, 12.75%, 04/15/18	260,000	189,800
Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	545,000	568,162
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	295,000	172,575
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	73,890	74,167
Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	20,000	20,200
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	105,000	103,688
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	295,000	276,194
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	145,000	152,250
Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	350,000	368,813
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	175,000	171,500
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Casinos & Gaming—(continued)
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.18%, 02/01/14(b)(e)	$200,000	$176,000
Sr. Sec. Notes, 9.13%, 02/01/15(b)	405,000	395,381
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	560,000	603,400

		3,653,130

Coal & Consumable Fuels—0.40%
Arch Coal, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	65,000	64,188
Consol Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	90,000	97,650
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	60,000	60,900

		222,738

Commodity Chemicals—0.85%
Westlake Chemical Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/16	465,000	471,684

Communications Equipment—0.85%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	530,000	477,000

Computer & Electronics Retail—0.44%
Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	240,000	243,000

Computer Storage & Peripherals—0.67%
Seagate HDD Cayman (Cayman Islands),
Sr. Unsec. Gtd. Notes, 7.00%, 11/01/21(b)	85,000	85,425
7.75%, 12/15/18(b)	275,000	287,375

		372,800

Construction & Engineering—2.24%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	375,000	378,281
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	245,000	255,106
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	660,000	618,750

		1,252,137

Construction & Farm Machinery & Heavy Trucks—2.13%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	255,000	280,500
Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	275,000	262,625
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	145,000	151,525
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	234,000	244,530
Titan International Inc., Sr. Sec. Gtd. Global Notes 7.88%, 10/01/17	240,000	249,000

		1,188,180

Construction Materials—1.84%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	510,000	402,974
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	750,000	625,313

		1,028,287

Consumer Finance—4.31%
Ally Financial, Inc.,
Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	1,210,000	1,173,700
8.00%, 03/15/20	80,000	80,000
Ford Motor Credit Co. LLC,
Sr. Unsec. Notes, 5.88%, 08/02/21	200,000	205,500
8.00%, 12/15/16	501,000	568,635
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	360,000	378,000

		2,405,835

Data Processing & Outsourced Services—1.22%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	420,000	396,900
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	120,000	112,200
SunGard Data Systems Inc.,
Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	105,000	104,213
7.63%, 11/15/20	70,000	69,650

		682,963

Department Stores—0.44%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	310,000	243,350

Distillers & Vintners—0.87%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	250,000	163,750
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	295,000	323,763

		487,513

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Diversified Banks—0.13%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(f)(g)	$140,000	$72,100

Diversified Metals & Mining—0.87%
FMG Resources Pty. Ltd. (Australia),
Sr. Unsec. Gtd. Notes, 7.00%, 11/01/15(b)	35,000	33,950
6.38%, 02/01/16(b)	260,000	240,489
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	90,000	66,161
Thompson Creek Metals Co. Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.38%, 06/01/18(b)	30,000	24,750
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	140,000	123,850

		489,200

Electrical Components & Equipment—0.33%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	180,000	184,500

Electronic Manufacturing Services—0.38%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	225,000	210,938

Environmental & Facilities Services—0.23%
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	130,000	128,700

Food Retail—0.29%
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	200,000	162,000

Forest Products—0.36%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	250,000	192,500
Sino-Forest Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)	30,000	10,950

		203,450

Gas Utilities—0.78%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	260,000	222,300
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	205,000	212,944

		435,244

Health Care Equipment—0.54%
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	35,000	28,000
10.88%, 11/15/14	220,000	207,350
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	85,000	67,575

		302,925

Health Care Facilities—4.37%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	640,000	675,200
Health Management Associates Inc., Sr. Sec. Gtd. Notes, 6.13%, 04/15/16	425,000	431,375
HealthSouth Corp.,
Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	270,000	263,587
7.75%, 09/15/22	90,000	86,850
8.13%, 02/15/20	70,000	69,125
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.27%, 09/15/15(e)	135,000	116,775
Tenet Healthcare Corp.,
Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	350,000	392,875
Sr. Unsec. Global Notes, 8.00%, 08/01/20	60,000	59,400
9.25%, 02/01/15	330,000	341,550

		2,436,737

Health Care Services—0.47%
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	220,000	194,700
Universal Hospital Services Inc., Sec. Gtd. PIK Global Notes, 8.50%, 06/01/15	65,000	66,056

		260,756

Health Care Technology—0.59%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	335,000	329,975

Homebuilding—2.13%
Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	310,000	229,400
8.13%, 06/15/16	210,000	150,150
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	590,000	469,050
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	265,000	256,388
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Homebuilding—(continued)
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	$95,000	$83,481

		1,188,469

Hotels, Resorts & Cruise Lines—0.10%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	50,000	53,000

Household Products—0.41%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	235,000	229,125

Housewares & Specialties—0.07%
American Greetings Corp., Sr. Unsec. Notes, 7.38%, 12/01/21	20,000	20,300
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	20,000	20,400

		40,700

Independent Power Producers & Energy Traders—2.14%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	900,000	963,000
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	100,391	102,148
Calpine Corp., Sr. Sec. Notes, 7.25%, 10/15/17(b)	125,000	127,187

		1,192,335

Industrial Machinery—1.15%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	305,000	308,050
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	25,000	25,375
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	290,000	305,950

		639,375

Industrial REIT’s—0.76%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	400,000	426,000

Integrated Telecommunication Services—2.34%
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	195,000	173,550
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Notes, 7.25%, 04/01/19(b)	95,000	92,625
7.25%, 10/15/20(b)	880,000	853,600
7.50%, 04/01/21(b)	125,000	121,562
Windstream Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/01/22(b)	70,000	66,675

		1,308,012

Internet Retail—0.26%
Travelport LLC/Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	250,000	144,375

Internet Software & Services—0.85%
Equinix Inc.,
Sr. Unsec. Notes, 7.00%, 07/15/21	205,000	210,125
8.13%, 03/01/18	245,000	262,150

		472,275

Investment Banking & Brokerage—1.17%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	275,000	272,938
E*Trade Financial Corp.,
Sr. Unsec. Notes, 6.75%, 06/01/16	90,000	89,775
7.88%, 12/01/15	290,000	289,275

		651,988

Leisure Facilities—0.13%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	70,000	69,825

Leisure Products—0.62%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	350,000	348,250

Life Sciences Tools & Services—0.26%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	175,000	143,938

Marine—0.22%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	35,000	26,687
Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	105,000	96,994

		123,681

Movies & Entertainment—1.83%
AMC Entertainment Inc.,
Sr. Gtd. Sub. Global Notes, 9.75%, 12/01/20	105,000	97,125
Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	455,000	461,256
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	445,000	463,913

		1,022,294

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Multi-Line Insurance—2.62%
American International Group Inc., Jr. Unsec. Sub. Global Variable Rate Deb., 8.18%, 05/15/58(e)	$75,000	$66,562
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	135,000	124,706
Hartford Financial Services Group Inc., Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(e)	260,000	254,800
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37 (Acquired 09/16/10-10/01/10; Cost $571,290)(b)	599,000	518,135
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/05/39(b)	435,000	498,508

		1,462,711

Multi-Sector Holdings—0.50%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A.,
Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	200,000	196,500
Sr. Unsec. Gtd. Notes, 8.25%, 02/15/21(b)	100,000	85,000

		281,500

Office Services & Supplies—0.28%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	105,000	101,850
Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	55,000	56,375

		158,225

Oil & Gas Equipment & Services—1.47%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	315,000	325,238
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	365,000	362,262
SESI, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 05/01/19(b)	135,000	134,325

		821,825

Oil & Gas Exploration & Production—7.73%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	95,000	95,238
Bill Barrett Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/19	55,000	56,513
Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	295,000	292,050
8.88%, 02/01/17	110,000	111,513
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	445,000	447,781
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	215,000	225,750
Continental Resources Inc.,
Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/21	80,000	85,900
7.38%, 10/01/20	135,000	145,631
8.25%, 10/01/19	130,000	142,837
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	365,000	337,625
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	340,000	338,300
Kodiak Oil & Gas Corp. (Canada), Sr. Unsec. Gtd. Notes, 8.13%, 12/01/19(b)	35,000	35,525
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	530,000	557,825
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	125,000	131,875
OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	205,000	197,682
Plains Exploration & Production Co.,
Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	235,000	247,925
8.63%, 10/15/19	45,000	48,825
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	305,000	325,587
SM Energy Co.,
Sr. Unsec. Notes, 6.63%, 02/15/19(b)	135,000	135,675
6.50%, 11/15/21(b)	50,000	49,750
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	140,000	145,425
WPX Energy Inc., Sr. Unsec. Notes, 6.00%, 01/15/22(b)	165,000	160,875

		4,316,107

Oil & Gas Refining & Marketing—0.91%
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	540,000	507,600

Oil & Gas Storage & Transportation—4.08%
Atlas Pipeline Partnerships L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 8.75%, 06/15/18(b)	195,000	203,288
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	230,000	225,400
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	445,000	447,225
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—(continued)
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	$250,000	$260,937
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	245,000	235,200
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes, 6.25%, 06/15/22	140,000	142,100
6.50%, 08/15/21	50,000	50,688
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	275,000	207,625
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	205,000	214,481
Targa Resources Partners L.P./Targa Resouces Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	290,000	292,900

		2,279,844

Other Diversified Financial Services—3.08%
International Lease Finance Corp.,
Sr. Sec. Notes, 6.75%, 09/01/16(b)	120,000	120,825
7.13%, 09/01/18(b)	175,000	176,258
Sr. Unsec. Global Notes, 5.75%, 05/15/16	55,000	49,741
6.25%, 05/15/19	90,000	80,775
8.75%, 03/15/17	1,057,000	1,066,909
Sr. Unsec. Medium-Term Notes, 5.63%, 09/20/13	115,000	111,981
Sr. Unsec. Notes, 8.25%, 12/15/20	115,000	114,856

		1,721,345

Packaged Foods & Meats—0.28%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	175,000	158,375

Paper Packaging—0.12%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	70,000	67,375

Paper Products—2.49%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	490,000	477,750
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	210,000	218,400
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	205,000	207,050
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	215,000	152,112
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	320,000	331,840

		1,387,152

Personal Products—0.44%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	230,000	246,100

Pharmaceuticals—2.21%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	255,000	261,375
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	145,000	155,875
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	45,000	46,462
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	435,000	437,175
Valeant Pharmaceuticals International,
Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	90,000	87,075
6.75%, 08/15/21(b)	265,000	246,450

		1,234,412

Property & Casualty Insurance—0.31%
XL Group PLC (Ireland)-Series E, Jr. Sub. Variable Rate Global Pfd. Bonds, 6.50% (e)(g)	220,000	174,900

Real Estate Services—0.39%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	215,000	217,150

Regional Banks—2.17%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	75,000	61,125
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	170,000	169,248
PNC Financial Services Group, Inc. Series O, Jr. Unsec. Sub. Variable Rate Pfd. Notes, 6.75% (e)(g)	125,000	121,875
Regions Financial Corp.,
Sr. Unsec. Notes, 5.75%, 06/15/15	250,000	241,875
Unsec. Sub. Notes, 7.38%, 12/10/37	415,000	340,300
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	330,000	274,725

		1,209,148

Research & Consulting Services—0.45%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	250,000	253,750

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Semiconductor Equipment—1.64%
Amkor Technology Inc.,
Sr. Unsec. Global Notes, 6.63%, 06/01/21	$130,000	$121,225
7.38%, 05/01/18	430,000	428,925
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	365,000	365,913

		916,063

Semiconductors—1.10%
Freescale Semiconductor Inc.,
Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	361,000	378,147
Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	225,000	204,188
10.75%, 08/01/20	30,000	30,825

		613,160

Specialized Finance—1.30%
CIT Group Inc., Sec. Gtd. Bonds, 7.00%, 05/02/17(b)	750,000	727,500

Specialized REIT’s—0.90%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	205,000	206,538
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	140,000	140,000
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	155,000	153,450

		499,988

Specialty Chemicals—2.54%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	270,000	270,675
Huntsman International LLC,
Sr. Unsec. Gtd. Global Notes, 5.50%, 06/30/16	215,000	206,400
Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21	135,000	136,012
LyondellBasell Industries N.V. (Netherlands), Sr. Gtd. Notes, 6.00%, 11/15/21(b)	25,000	25,563
NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	415,000	427,191
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	340,000	350,200

		1,416,041

Specialty Stores—0.38%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	215,000	210,700

Steel—0.51%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	70,000	64,225
APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(b)	150,000	137,250
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	85,000	82,450

		283,925

Systems Software—0.93%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	600,000	520,500

Tires & Rubber—0.97%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	390,000	406,575
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd Notes, 8.25%, 08/15/20	125,000	133,125

		539,700

Trading Companies & Distributors—3.29%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	420,000	409,500
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	560,000	568,400
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	130,000	126,750
7.38%, 01/15/21	340,000	339,150
7.50%, 10/15/18	175,000	175,437
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	115,000	118,450
RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	105,000	101,325

		1,839,012

Trucking—0.14%
AE Escrow Corp., Sr. Unsec Gtd. Notes, 9.75%, 03/15/20 (b)	75,000	76,125

Wireless Telecommunication Services—6.27%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	465,000	385,950
Cricket Communications, Inc.,
Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16	305,000	304,619
Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	505,000	396,425
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	100,000	98,125
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount		Value

Wireless Telecommunication Services—(continued)
Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 8.25%, 09/01/17(b)		$355,000	$354,112
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20		255,000	225,038
7.88%, 09/01/18		170,000	162,456
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19		170,000	182,538
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		365,000	281,962
Sprint Nextel Corp.,
Sr. Unsec. Gtd. Notes, 9.00%, 11/15/18(b)		95,000	96,425
Sr. Unsec. Notes, 8.38%, 08/15/17		30,000	25,800
11.50%, 11/15/21(b)		75,000	71,625
VimpelCom (Ireland),
Unsec. Notes, 6.49%, 02/02/16(b)		200,000	184,500
7.75%, 02/02/21(b)		200,000	173,000
Wind Acquisition Finance S.A. (Luxembourg),
Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)		400,000	342,000
11.75%, 07/15/17(b)		250,000	213,750

			3,498,325

Total U.S. Dollar Denominated Bonds & Notes (Cost $71,771,964)			69,059,305

Non-U.S. Dollar Denominated Bonds & Notes—13.23% (h)
Belgium—0.25%
Ontex IV S.A., Sr. Unsec. Gtd. Notes, 9.00%, 04/15/19(b)	EUR	145,000	137,867

Canada—0.41%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	235,000	232,719

Croatia—0.47%
Agrokor D.D., Sr. Unsec. Gtd. Notes, 10.00%, 12/07/16(b)	EUR	210,000	260,347

Czech Republic—0.24%
CET 21 Spol S.R.O., Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	100,000	132,374

Germany—0.44%
KION Finance S.A., Sr. Sec. Gtd Notes, 7.88%, 04/15/18(b)	EUR	240,000	243,515

Ireland—2.35%
Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	405,000	481,007
Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	250,000	322,904
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	440,000	507,054

			1,310,965

Italy—0.24%
Lottomatica SpA, REGS, Jr. Unsec. Sub. Variable Rate Bonds, 8.25%, 03/31/66(b)(e)	EUR	135,000	135,163

Luxembourg—3.27%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	100,000	127,670
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	130,000	134,306
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	200,000	237,870
ConvaTec Healthcare S.A.,
Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	100,000	127,671
Sr. Unsec. Gtd. Notes, 10.88%, 12/15/18(b)	EUR	100,000	118,263
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	300,000	409,218
Sunrise Communications Holdings S.A., REGS, Sr. Sec. Gtd. Euro Medium-Term Notes, 8.50%, 12/31/18(b)	EUR	100,000	131,702
TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	260,000	361,643
Wind Acquisition Finance S. A., Sr. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	50,000	54,428
Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	100,000	121,455

			1,824,226

Netherlands—2.04%
Elster Finance B.V., Sr. Unsec. Gtd. Notes, 6.25%, 04/15/18(b)	EUR	220,000	290,484
Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	400,000	501,275
Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	265,000	347,230

			1,138,989

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

	Principal
	Amount		Value

Sweden—0.36%
TVN Finance Corp. II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	140,000	$198,494

United Kingdom—2.93%
EC Finance PLC, REGS, Sr. Sec. Gtd. Notes, 9.75%, 08/01/17(b)	EUR	100,000	100,793
Exova PLC, Sr. Unsec. Notes, 10.50%, 10/15/18(b)	GBP	200,000	272,200
Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	180,000	211,664
Odeon & UCI Finco PLC,
Sr. Sec. Gtd. Floating Rate Notes, 6.59%, 08/01/18(b)(e)	EUR	100,000	122,295
Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	240,000	348,407
Pipe Holdings PLC, Sr. Sec. Gtd. Bonds, 9.50%, 11/01/15(b)	GBP	200,000	276,214
R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	275,000	304,897

			1,636,470

United States—0.23%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	155,000	131,232

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $8,476,577)			7,382,361

	Shares
Preferred Stocks—2.03%
Consumer Finance—0.52%
Ally Financial, Inc. Series G, 7.00% Pfd.(b)	410	287,256

Industrial REIT’s—0.13%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	2,930	71,814

Regional Banks—1.38%
Zions Bancorp., Series C, 9.50% Pfd.	30,600	772,344

Total Preferred Stocks (Cost $1,089,162)		1,131,414

Common Stocks & Other Equity Interests—0.23%
Apparel, Accessories & Luxury Goods—0.00%
Hosiery Corp. of America, Inc. Class A(i)	1,000	0

Automobile Manufacturers—0.23%
General Motors Co. (d)(i)	3,230	68,767

General Motors Co., Wts. expiring 07/10/16(d)(i)	2,936	37,140

General Motors Co., Wts. expiring 07/10/19(d)(i)	2,936	25,661

		131,568

Total Common Stocks & Other Equity Interests (Cost $262,246)		131,568

Money Market Funds—0.18%
Liquid Assets Portfolio—Institutional Class (j)	50,702	50,702
Premier Portfolio—Institutional Class (j)	50,701	50,701

Total Money Market Funds (Cost $101,403)		101,403

TOTAL INVESTMENTS—139.39% (Cost $81,701,352)		77,806,051

OTHER ASSETS LESS LIABILITIES—2.71%		1,511,967

BORROWINGS—(42.10)%		(23,500,000)

NET ASSETS—100.00%		$55,818,018

Investment Abbreviations:

CAD	— Canadian Dollar

Ctfs.	— Certificates

Deb.	— Debentures

EUR	— Euro

GBP	— British Pound

Gtd.	— Guaranteed

Jr.	— Junior

Pfd.	— Preferred

PIK	— Payment in Kind

REGS	— Regulation S

REIT	— Real Estate Investment Trust

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $29,912,577, which represented 53.59% of the Trust’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $382,825, which represented less than 1% of the Trust’s Net Assets.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

(d)	Acquired as part of the General Motors reorganization.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(f)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.

(g)	Perpetual bond with no specified maturity date.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen High Income Trust II

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Trust may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Trust may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Trust may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Van Kampen High Income Trust II

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Corporate Debt Securities	$—	$76,435,066	$6,600	$76,441,666
Equity Securities	1,077,129	287,256	—	1,364,385

	$1,077,129	$76,722,322	$6,600	$77,806,051

Foreign Currency Contracts*	—	152,759	—	152,759

Total Investments	$1,077,129	$76,875,081	$6,600	$77,958,810

*	Unrealized appreciation.
NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

02/09/2012	RBC Dain Rausch	EUR	4,506,000	USD	6,203,500	$6,059,476	$144,024

02/17/2012	Morgan Stanley & Co., Inc.	GBP	574,000	USD	908,918	900,183	8,735

Total open foreign currency contracts							$152,759

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar
Invesco Van Kampen High Income Trust II

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $41,046,545 and $42,362,174, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$914,023

Aggregate unrealized (depreciation) of investment securities	(4,932,108)

Net unrealized appreciation (depreciation) of investment securities	$(4,018,085)

Cost of investments for tax purposes is $81,824,136.
Invesco Van Kampen High Income Trust II

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen High Income Trust II

By:	/s/ Colin Meadows Colin Meadows Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows Colin Meadows Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris Sheri Morris Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.